Restatements (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
CURRENT ASSETS
Accounts receivable, net of allowance of $87	$ 53		$ 520			$ 2,617
Prepaid expenses and other current assets	216		900			242
Current assets held for sale			23			645
Total current assets	718		1,687			7,234
NON-CURRENT ASSETS
Property and equipment, net	676		824			2,619
Intangible assets, net	3,223					1,545
Non-current assets held for sale						1,023
Other assets	25		27			26
Total non-current assets	3,924		851			5,213
TOTAL ASSETS	4,642		2,538			12,447
CURRENT LIABILITIES
Accounts payable	663		1,416			2,350
Accrued liabilities	872		828			1,080
Warrant derivative liabilities	2,242		3,104			3,694
Current portion of long-term debt						500
Current liabilities held for sale			34			43
Total current liabilities	6,515		6,732			7,667
NON-CURRENT LIABILITIES
COMMITMENTS AND CONTINGENCIES
Total liabilities	6,515		6,732			7,667
STOCKHOLDERS' EQUITY (DEFICIT) (Numbers of shares rounded to thousands)
Preferred stock, value
Common stock, value	63		53			49
Additional paid-in-capital	121,656		113,310			108,585
Accumulated deficit	(121,921)		(115,886)			(102,236)
Treasury stock, at cost	(1,671)		(1,671)			(1,618)
Total stockholders' equity (deficit)	(1,873)	$ (2,022)	(4,194)	$ 1,911	$ 2,617	4,780	$ 11,487
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 4,642		$ 2,538			12,447
As Reported [Member]
CURRENT ASSETS
Cash (pledged as collateral for credit)				2,323		3,730
Accounts receivable, net of allowance of $87				1,216		2,617
Prepaid expenses and other current assets				217		242
Current assets held for sale				768		645
Total current assets				4,524		7,234
NON-CURRENT ASSETS
Property and equipment, net				2,297		2,619
Intangible assets, net				1,269		1,545
Non-current assets held for sale				1,137		1,023
Other assets				27		26
Total non-current assets				4,730		5,213
TOTAL ASSETS				9,254		12,447
CURRENT LIABILITIES
Accounts payable				1,243		2,350
Accrued liabilities				869		1,080
Warrant derivative liabilities
Current portion of long-term debt						500
Current liabilities held for sale				3		43
Total current liabilities				2,115		3,973
NON-CURRENT LIABILITIES
Long-term debt, net of current portion
Long-term debt, net of current portion - related party
COMMITMENTS AND CONTINGENCIES
Total liabilities				2,115		3,973
STOCKHOLDERS' EQUITY (DEFICIT) (Numbers of shares rounded to thousands)
Preferred stock, value
Common stock, value				53		49
Additional paid-in-capital				128,740		122,424
Accumulated deficit				(119,994)		(112,381)
Treasury stock, at cost				(1,660)		(1,618)
Total stockholders' equity (deficit)				7,139		8,474
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)				9,254		12,447
Restatement Adjustment [Member]
CURRENT ASSETS
Cash (pledged as collateral for credit)
Accounts receivable, net of allowance of $87
Prepaid expenses and other current assets
Current assets held for sale
Total current assets
NON-CURRENT ASSETS
Property and equipment, net
Intangible assets, net
Non-current assets held for sale
Other assets
Total non-current assets
TOTAL ASSETS
CURRENT LIABILITIES
Accounts payable
Accrued liabilities
Warrant derivative liabilities				5,228		3,694
Current portion of long-term debt
Current liabilities held for sale
Total current liabilities				5,228		3,694
NON-CURRENT LIABILITIES
Long-term debt, net of current portion
Long-term debt, net of current portion - related party
COMMITMENTS AND CONTINGENCIES
Total liabilities				5,228		3,694
STOCKHOLDERS' EQUITY (DEFICIT) (Numbers of shares rounded to thousands)
Preferred stock, value
Common stock, value
Additional paid-in-capital				(16,409)		(13,839)
Accumulated deficit				11,181		10,145
Treasury stock, at cost
Total stockholders' equity (deficit)				(5,228)		(3,694)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
As Restated [Member]
CURRENT ASSETS
Cash (pledged as collateral for credit)				2,323		3,730
Accounts receivable, net of allowance of $87				1,216		2,617
Prepaid expenses and other current assets				217		242
Current assets held for sale				768		645
Total current assets				4,524		7,234
NON-CURRENT ASSETS
Property and equipment, net				2,297		2,619
Intangible assets, net				1,269		1,545
Non-current assets held for sale				1,137		1,023
Other assets				27		26
Total non-current assets				4,730		5,213
TOTAL ASSETS				9,254		12,447
CURRENT LIABILITIES
Accounts payable				1,243		2,350
Accrued liabilities				869		1,080
Warrant derivative liabilities				5,228
Current portion of long-term debt						500
Current liabilities held for sale				3		43
Total current liabilities				7,343		7,667
NON-CURRENT LIABILITIES
Total liabilities				7,343		7,667
STOCKHOLDERS' EQUITY (DEFICIT) (Numbers of shares rounded to thousands)
Preferred stock, value
Common stock, value				53		49
Additional paid-in-capital				112,331		108,585
Accumulated deficit				(108,813)		(102,236)
Treasury stock, at cost				(1,660)		(1,618)
Total stockholders' equity (deficit)				1,911		4,780
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)				$ 9,254		$ 12,447